Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Exploration Expense	$ 41	$ 95	$ 137	$ 273
Mongolia
Exploration Expense	34	72	99	162
Other
Exploration Expense	$ 7	$ 23	$ 38	$ 111